Consolidated Income Statements - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Income Statements
Cloud		€ 17,141	€ 13,664	€ 11,426
Software licenses		1,399	1,764	2,056
Software support		11,290	11,496	11,909
Software licenses and support		12,689	13,261	13,965
Cloud and software		29,830	26,924	25,391
Services		4,346	4,283	4,128
Total revenue		34,176	31,207	29,520
Cost of cloud		(4,660)	(3,884)	(3,499)
Cost of software licenses and support		(1,262)	(1,383)	(1,384)
Cost of cloud and software		(5,922)	(5,267)	(4,883)
Cost of services		(3,321)	(3,407)	(3,155)
Total cost of revenue		(9,243)	(8,674)	(8,038)
Gross profit		24,932	22,534	21,482
Research and development		(6,514)	(6,324)	(6,080)
Sales and marketing		(9,090)	(8,828)	(7,946)
General and administration		(1,435)	(1,364)	(1,289)
Restructuring		(3,144)	(215)	(138)
Other operating income/expense, net		(85)	(4)	(116)
Total operating expenses		(29,511)	(25,408)	(23,606)
Operating profit		4,665	5,799	5,914
Other non-operating income/expense, net		(298)	(3)	(11)
Finance income		1,429	857	811
Finance costs		(1,031)	(1,313)	(2,200)
Financial income, net		398	(456)	(1,389)
Profit before tax from continuing operations		4,764	5,341	4,513
Income tax expense		(1,614)	(1,741)	(1,446)
Profit after tax from continuing operations		3,150	3,600	3,068
Attributable to owners of parent		3,124	3,634	3,277
Attributable to non-controlling interests		26	(33)	(210)
Profit (loss) after tax from discontinued operations		0	2,363	(1,359)
Profit after tax	[1]	3,150	5,964	1,708
Attributable to owners of parent	[1]	3,124	6,139	2,284
Attributable to non-controlling interests	[1]	€ 26	€ (175)	€ (576)
Earnings per share, basic from continuing operations (in Euro per share)		€ 2.68	€ 3.11	€ 2.8
Earnings per share, basic (in Euro per share)	[1]	2.68	5.26	1.95
Earnings per share, diluted from continuing operations (in Euro per share)		2.65	3.08	2.79
Earnings per share, diluted (in Euro per share)	[1]	€ 2.65	€ 5.2	€ 1.94

[1]	From continuing and discontinued operations